ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2018
Accounting Estimates And Judgments
ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 4 - ACCOUNTING ESTIMATES AND JUDGMENTS

The Company has used estimates to value and record some of the assets, liabilities, income, expenses and commitments. Basically these estimates refer to:

(a)       Evaluation of possible losses due to impairment of goodwill and intangible assets with indefinite useful life

As of December 31, 2018, goodwill amount to ThUS$ 2,294,072 (ThUS$ 2,672,550 as of December 31, 2017), while the intangible assets comprise the Airport Slots for ThUS$ 828,969 (ThUS$ 964,513 as of December 31, 2017) and Loyalty Program for ThUS$ 274,420 (ThUS$ 321,440 as of December 31, 2017).

The Company checks at least once a year whether goodwill and intangible assets with an indefinite useful life have suffered an impairment loss. For this evaluation, the Company has identified two cash generating units (CGU), "Air transport" and "Multiplus coalition and loyalty program". The book value of the surplus value assigned to each CGU as of December 31, 2018 amounts to ThUS$ 1,845,136 and ThUS$ 448,936 (ThUS$ $ 2,146,692 and ThUS$ 525,858 as of December 31, 2017), which include the following intangible assets with an indefinite useful life:

	Air Transport CGU		Coalition and loyalty Program Multiplus CGU
	As of	As of	As of	As of
	December 31	December 31,	December 31	December 31,
	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$

Airport Slots	828,969	964,513	-	-
Loyalty program	-	-	274,420	321,440

The recoverable value of these cash-generating units (CGUs) has been determined based on calculations of their value in use. The principal assumptions used by the management include: growth rate, exchange rate, discount rate, fuel prices, and other economic assumptions. The estimation of these assumptions requires significant judgment by the management, as these variables feature inherent uncertainty; however, the assumptions used are consistent with Company’s internal planning. Therefore, management evaluates and updates the estimates on an annual basis, in light of conditions that affect these variables. The mainly assumptions used as well as, the corresponding sensitivity analyses are showed in Note 16.

(b)       Useful life, residual value, and impairment of property, plant, and equipment

The depreciation of assets is calculated based on the linear model, except for certain technical components depreciated on cycles and hours flown. These useful lives are reviewed on an annual basis according with the Company’s future economic benefits associated with them.

Changes in circumstances such as: technological advances, business model, planned use of assets or capital strategy may render the useful life different to the lifespan estimated. When it is determined that the useful life of property, plant, and equipment must be reduced, as may occur in line with changes in planned usage of assets, the difference between the net book value and estimated recoverable value is depreciated, in accordance with the revised remaining useful life.

Residual values are estimated in accordance with the market value that these assets will have at the end of their useful life. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, once a year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 2.8).

(c)       Recoverability of deferred tax assets

Deferred taxes are calculated according to the liability method, on the temporary differences that arise between the tax bases of assets and liabilities and their carrying amounts. Deferred tax assets on tax losses are recognized to the extent that it is probable that future tax benefits will be available with which to offset the temporary differences. The Company makes financial and fiscal projections to evaluate the realization in time of this deferred tax asset. Additionally, it ensures that these projections are consistent with those used to measure other long-lived assets. As of December 31, 2018, the Company has recognized deferred tax assets of ThUS$ 273,327 (ThUS$ 364,021 as of December 31, 2017) and has ceased to recognize deferred tax assets on tax losses of ThUS$ 137,761 (ThUS$ 81,155 December 31, 2017) (Note 18).

(d)       Air tickets sold that will not be finally used.

The Company records the advance sale of air tickets as deferred revenue. Revenue from the sale of tickets is recognized in the income statement when the passenger transport service is provided or expired due to non-use. The Company evaluates in a monthly basis the probability of expiration of air tickets, with refund clauses, based on the history of use of air tickets. A change in this probability could have an impact on ordinary income in the year in which the change occurs and in future periods. As of December 31, 2018, deferred revenues associated with air tickets sold amounted to ThUS$ 1,299,304 (ThUS$ 1,550,447 as of December 31, 2017). A hypothetical change of one percentage point in passenger behavior with respect to use would result in an impact of up to ThUS $ 6,000 per month.

(e)       Valuation of miles and points awarded to holders of loyalty programs, pending use.

As of December 31, 2018, the deferred revenue associated with the LATAM Pass loyalty program amounts to ThUS$ 1,324,635 (ThUS$ 853,505 as of December 31, 2017). A hypothetical change of one percentage point in the exchange probability would result in an impact of ThUS$ 26,726 on the results of 2018 (ThUS $ 25,000 in 2017). The deferred revenues associated with the LATAM Fidelidade and Multiplus loyalty programs amount to ThUS$ 293,831 as of December 31, 2018 (ThUS$ 364,866 as of December 31, 2017). A hypothetical change of two percentage points in the number of points pending to be exchanged would result in an impact of ThUS$ 13,140 on the results of 2018 (ThUS$ 11,187 in 2017).

(f)        Provisions needs, and their valuation when required

Known contingencies are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation and the amount has been reliably estimated. The Company applies professional judgment, experience, and knowledge to use available information to determine these values, in light of the specific characteristics of known risks. This process facilitates the early assessment and valuation of potential risks in individual cases or in the development of contingent eventualities.

(g)       Consumer Price Index

For the calculation of the hyperinflation adjustment of companies with functional Argentine Peso, the company uses the index calculated by the Argentine Federation of Professional Councils of Economic Sciences resulting from combining the National Consumer Price Index ("CPI") published by the National Institute of Statistics and Censuses of the Argentine Republic ("INDEC") (base month: December 2016) with the IPIM published by the FACPCE.

For hyperinflation application on balances as of December 31, 2017, depending on the age of the non-monetary assets and liabilities, the index used were the following:

Year	2004	2005	2014	2015	2016	2017
Index	240.23	266.3	841.66	986.04	1,327.09	1,656.15

For the hyperinflation adjustment of the 2018 items, the following index were used:

Month	Jan-18	Feb-18	Mar-18	Apr-18	May-18	Jun-18	Jul-18	Aug-18	Sep-18	Oct-18	Nov-18
Index	1,685.25	1,726.02	1,766.42	1,814.81	1,852.47	1,921.69	1,981.30	2,058.36	2,192.86	2,311.09	2,383.96

The consolidated effects of IAS 29 adjustment on the balances as of January 1, 2018 were as follows:

ThUS$
Assets	5,129
Liabilities	377
Retained earings	4,752

The effect of inflation on the Company’s net monetary position in the consolidated income statements for the year ended December 31, 2018 were as follows:

ThUS$
Assets	1,379
Liabilities	(2,005)
Loss	(626)

(h)        Investment in subsidiary (TAM)

The management has applied its judgment in determining that LATAM Airlines Group S.A. controls TAM S.A. and Subsidiaries, for accounting purposes, and has therefore consolidated the financial statements.

The grounds for this decision are that LATAM issued ordinary shares in exchange for the majority of circulating ordinary and preferential shares in TAM, except for those TAM shareholders who did not accept the exchange, which were subject to a squeeze out, entitling LATAM to substantially all economic benefits generated by the LATAM Group, and thus exposing it to substantially all risks relating to the operations of TAM. This exchange aligns the economic interests of LATAM and all of its shareholders, including the controlling shareholders of TAM, thus insuring that the shareholders and directors of TAM shall have no incentive to exercise their rights in a manner that would be beneficial to TAM but detrimental to LATAM. Furthermore, all significant actions necessary of the operation of the airlines require votes in favor by the controlling shareholders of both LATAM and TAM.

Since the integration of LAN and TAM operations, the most critical airline operations in Brazil have been managed by the CEO of TAM while global activities have been managed by the CEO of LATAM, who is in charge of the operation of the LATAM Group as a whole and reports to the LATAM Board.

The CEO of LATAM also evaluates the performance of LATAM Group executives and, together with the LATAM Board, determines compensation. Although Brazilian law currently imposes restrictions on the percentages of voting rights that may be held by foreign investors, LATAM believes that the economic basis of these agreements meets the requirements of accounting standards in force, and that the consolidation of the operations of LAN and LATAM is appropriate.

These estimates were made based on the best information available relating to the matters analyzed.

In any case, it is possible that events that may take place in the future could lead to their modification in future reporting periods, which would be made in a prospective manner.